INCOME TAXES - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Income (loss) before provision of income tax	¥ 301,136,619	$ 41,255,550	¥ 55,583,429	¥ (874,511,343)
PRC statutory income tax rate	25.00%	25.00%
Income tax at statutory tax rate	¥ 75,284,155	$ 10,313,887	13,895,857	(218,627,836)
Tax rate differential	(10,880,540)	(1,490,628)	(16,505,297)	(6,593,155)
Under-accrued EIT for previous years	1,005,022	137,687	(2,401,420)	(2,025,370)
Impact of tax rate change				(878,656)
Non-deductible expenses	4,379,062	599,930	20,493,185	41,193,294
Research and development super-deduction				(7,943,499)
Impairment loss for goodwill not deductible for tax purposes			37,164,493
Non-taxable income	(661,891)	(90,679)	(1,550,421)	(382,978)
Change in valuation allowance	(67,804,235)	(9,289,142)	42,360,306	433,465,580
Total income tax expense	1,321,573	181,055	93,456,703	236,696,540
Mainland China
INCOME TAXES
Income (loss) before provision of income tax	¥ 250,063,274	$ 34,258,530	¥ 8,156,352	¥ (886,634,531)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax				¥ (1,510,840)